Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Value Fund	Dec. 30, 2022
Fidelity Series International Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.38%
Past 5 years	8.06%
Past 10 years	7.16%
Fidelity Series International Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.51%
Past 5 years	6.90%
Past 10 years	6.15%
Fidelity Series International Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.10%
Past 5 years	6.01%
Past 10 years	5.53%
MS158
Average Annual Return:
Past 1 year	11.18%
Past 5 years	5.61%
Past 10 years	6.04%